Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Non-current financial assets	$ 44,265,899	$ 49,203,430
Other
Financial Instruments
Non-current financial assets	51,245	937
FVOCIL
Financial Instruments
Non-current financial assets	44,214,654	49,202,493	$ 49,635,260
FVOCIL | Warrants issued by UHI
Financial Instruments
Non-current financial assets	33,775,451	34,921,530	36,395,183
FVOCIL | Open Ended Fund
Financial Instruments
Non-current financial assets	4,688,202	7,662,726	7,297,577
FVOCIL | Other Equity Instruments
Financial Instruments
Non-current financial assets	5,751,001	6,545,625	$ 5,942,500
FVOCIL | Other Financial Assets
Financial Instruments
Non-current financial assets		72,612
Equity instruments measured at fair value through other comprehensive income | Warrants issued by UHI
Financial Instruments
Non-current financial assets	33,775,451	34,921,530
Financial assets measured at fair value through other comprehensive | Open Ended Fund
Financial Instruments
Non-current financial assets	4,688,202	7,662,726
Financial assets measured at fair value through other comprehensive | Other Equity Instruments
Financial Instruments
Non-current financial assets	$ 5,751,001	6,545,625
Financial assets measured at fair value through other comprehensive | Other Financial Assets
Financial Instruments
Non-current financial assets		$ 72,612